Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

NOTE 10:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

Certain facilities of the Company are rented under operating lease agreements that expire between 2011 and 2015. Certain of these agreements have immaterial free rent payment provisions. The Company recognizes rent expense under such arrangements on a straight-line basis. The Company leases vehicles under standard commercial operating leases.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2011, were as follows:

2012	$2,675
2013	1,744
2014	1,117
2015	63

$5,599

Rent expenses for the years ended December 31, 2009, 2010 and 2011, were $ 7,068, $ 6,193 and $ 5,950, respectively.

b.	Litigation:

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

In particular, following audits of the Company's 2002 through 2006 corporate tax returns, the Israeli Tax Authority (the "ITA") issued orders challenging its positions on several issues, including matters such as the usage of funds earned by its approved enterprise for investments outside of Israel, deductibility of employee stock options expenses, percentage of foreign ownership of its shares, taxation of interest earned outside of Israel and deductibility of research and development expenses. The largest amount in dispute relates to the treatment of financial income on cash that is held and managed by its wholly-owned Singapore subsidiary, which the ITA is seeking to tax in Israel. In an additional challenge to this amount, the ITA reclassified the transfer of funds from Check Point to its subsidiary in Singapore as a dividend for purposes of the Law for the Encouragement of Capital Investments, which would result in tax on the funds transferred. The ITA orders also contest its positions on various other issues. The ITA therefore demanded the payment of additional taxes in the aggregate amount of NIS 1,561 million with respect to these five years (this amount includes interest through the respective assessment dates). The Company has appealed the orders relating to all five years with the Tel Aviv District Court, and these appeals are pending. There can be no assurance that the court will accept the Company's positions on these matters or others and, in such an event, the Company may record additional tax expenses if these matters are settled for amounts in excess of its current provisions. In addition, the ITA has issued preliminary assessments for 2007 in which it demanded the payment of additional taxes in the aggregate amount of NIS 197 million with respect to this year, including interest through the assessment date of August 2, 2009. The Company has filed objections to these assessments and the ITA is currently conducting a re-examination. There can be no assurance that the ITA will accept the Company's positions on matters raised and, if it does not, an order will be issued.

The Company is currently named as a defendant in two patent related lawsuits. All of the lawsuits were filed against multiple security vendors and all of the plaintiffs are non-practicing entities. They are businesses established to hold the patents and they are seeking monetary damages by alleging that a product feature infringes a patent. The Company currently intends to vigorously defend these claims. However, as with most litigation, the outcome is difficult to determine. At this time, we do not expect the ultimate resolution of these litigation matters to be material to our business, results of operations and financial condition. The Company believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.

In 2011 the Company acquired all of the SofaWare shares so that SofaWare became our wholly-owned subsidiary. As Sofaware became a whole owned subsidiary, all previous existing litigations were settled.

Further, we are the defendant in various other lawsuits, including employment-related litigation claims, lease termination claims and other legal proceedings in the normal course of our business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously. The Company believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.